Standish, Ayer & Wood Investment Trust
                          Standish Securitized Fund

                     Financial Statements for the Year Ended
                                December 31, 1997

                                [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust

February 23, 1998

Dear Standish, Ayer & Wood Investment Trust Shareholder:

I am writing to provide you with a review of developments at Standish, Ayer & Wood as they relate to the activities of the Investment Trust.

Investment returns were generally quite favorable during 1997. U.S. large capitalization stocks as measured by the Standard & Poor's 500 Index registered a return in 1997 of more than 33%, bringing the five-year annual average returns for that Index to over 20%. During the last year, both U.S. bonds as reflected in the Lehman Aggregate Index and hedged international bonds as reported by the J.P. Morgan Non-U.S.Hedged Index recorded returns in the vicinity of 10-11%. It has generally been an exceedingly favorable period for investors.

Standish, Ayer & Wood has also had a successful year. Our assets under management grew from $30.6 billion at the beginning of the year to about $39.3 billion at the end of 1997. This growth reflected new assets under management, market appreciation, and the absence of any significant turnover of existing clients. The Standish Funds grew from $4.2 billion to $5.7 billion during the year. We were particularly pleased that 75% of the mutual fund purchases during the year represented additions from our existing clients.

We have also grown significantly as an enterprise. At the end of 1997, our organization had 232 employees versus 213 at the beginning of the year. Our 82 investment officers have average experience of 16 years. Of the 82 officers, 46 hold advanced degrees (typically an MBA) and 55 have some advanced professional accreditation (virtually all Chartered Financial Analysts).

While the corporate structure remains unchanged, a number of important developments among new directors took place during the year. In March 1997, Jim Sweeney elected to take early retirement. In November, Tom Sorbo joined Standish as a shareholder/director in order to head up our marketing and sales activities. Tom had previously served with distinction at Travelers and Stein, Roe & Farnham.

Four other changes in our shareholders and directors were effective at the end of 1997. Walter Cabot reached the age at which he must step down as a shareholder, but we are pleased that he will continue as our Senior Advisor. We elected three new shareholder/directors, namely Chuck Cook of our international fixed income team, Joe Corrado as director of equity research, and Mike Thompson, one of the senior members of our insurance company investment management effort. We also elected six new associate directors, eighteen new vice presidents, and twelve new assistant vice presidents.

During 1997 we introduced a number of new products including "diversified income" portfolios that combine higher yielding domestic bonds, emerging market bonds, and higher grade international bonds. By the end of the year, we managed a number of separate accounts as well as the Standish Diversified Income Fund with assets of about $27 million. We have also developed a growth equity strategy and a global small cap discipline to complement the highly successful start up on our international small cap style. Some of the disciplines we introduced in 1996, such as duration neutral bonds and Small Cap Equity Fund II, continue to be successful.

As we look ahead, there are ample numbers of challenges for investors and investment managers. We believe that we have a good understanding of what has produced our past business and investment success and a clear vision of our future. We consider that we have a set of competitive advantages that includes:

  o A long history of stability of ownership, personnel, investment philosophy, and clientele.

  o Critical mass to enable us to provide risk control, compliance, technology, and deep investment research.

  o An exclusive focus on investment management and a dedication to serving our existing clients.

  o A team effort which ensures our clients are receiving not just the work of one individual but the benefits of Standish as an organization.

  o Well-defined and disciplined investment philosophies which have historically added reasonably consistent increments of return.

  o  A dedication to in-depth communication with our clients.

We remain confident that we have the people, resources, investment technology, and organizational stability to succeed. We are working hard to fulfill your expectations in the years ahead, and we are optimistic that we can achieve our mutual objectives.

Sincerely yours,


/s/ Ted Ladd

Edward H. Ladd
Chairman
Standish, Ayer & Wood, Inc.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                              Management Discussion

For 1997, the mortgage sector posted very favorable total returns. The first half of the year was a particularly strong period for mortgage performance as interest rates were relatively stable and market volatility was declining. As a result, mortgage prepayments were subdued. During this period, the excess return of mortgage pass-throughs versus comparable duration Treasuries was considerable: over 100 basis points. By comparison, the second half of '97 was less positive for mortgage performance. As the market rallied significantly and mortgage rates fell to the area of 7%, fears of rising prepayment risk caused mortgage spreads to widen. Consequently, for the last six months of the year, mortgages outperformed Treasuries very modestly.

In 1997, the Fund's performance benefited from the favorable market environment for mortgages. For the past year, the Securitized Fund returned 10.01% on a gross basis, and 9.50% net of fees. In comparison, the Lehman Aggregate and Mortgage Indices returned 9.68% and 9.48%, respectively.

Looking back on the year, a dominant theme in the Fund's strategy was reducing the allocation to pass-throughs as the sector outperformed Treasuries. From the beginning of the year, the Fund moved from a modest overweight in pass-throughs to its current underweighted position. During the year, our security selection favored 30-year, lower coupon mortgages. Our discount bias benefited performance as spreads tightened on a longer duration. By year end, our underweight was consistent with the tight level of spreads which, in our view, made mortgages fully valued. In addition, we believed that with mortgage rates hovering in the area of 7%, the market was vulnerable to a wave of refinancing activity and spread widening. Given this outlook, the Fund remained underweighted in pass-throughs in favor of better call protected sectors, including asset-backeds and commercial mortgage bonds.

The fourth quarter of '97 was a turbulent period for the fixed income markets due to the Asian crisis. Rising credit concerns caused corporate spreads to widen. As a result, other credit related sectors, particularly commercial mortgage bonds, came under pressure. By year end, commercial mortgage spreads, especially in the AA to BBB area, were considerably wider. We viewed the spread widening as overdone and took this opportunity to selectively buy very attractively priced commercial mortgage securities.

In the coming year, the environment for spread product is likely to be difficult as the bond market adjusts to ongoing developments in Asian countries. In this period, we will be balancing the need to minimize the portfolio's convexity risk and still enhance the Fund's yield advantage. We look forward to serving you in 1998.

Sincerely,


/s/ Dolores S. Driscoll

Dolores S. Driscoll

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

             Comparison of Change in Value of $1,000,000 Investment
                          in Standish Securitized Fund,
              Lehman Aggregate Index and the Lehman Mortgage Index

                            Standish            Lehman           Lehman
                            Securitized Fund    Aggregate Index  Mortgage Index
Inception  8/31/89          1000000             1000000          1000000
9/30/89                     1000000             1005100          1007100
10/31/89                    1024635             1029825          1030062
11/30/89                    1033183             1039609          1041187
12/29/89                    1040221             1042416          1047330
1/31/90                     1033510             1030011          1039998
2/28/90                     1040737             1033307          1046134
3/31/90                     1044867             1034030          1048750
4/30/90                     1036428             1024517          1039311
5/31/90                     1066493             1054843          1071529
6/30/90                     1082316             1071826          1088460
7/31/90                     1099033             1086617          1107399
8/31/90                     1086630             1072056          1095660
9/30/90                     1096337             1080955          1104645
10/31/90                    1112330             1094683          1117127
11/30/90                    1138249             1118218          1140587
12/31/90                    1159757             1135663          1159749
1/31/91                     1175605             1149745          1177377
2/28/91                     1186359             1159518          1187267
3/31/91                     1193256             1167518          1195340
4/30/91                     1206501             1180127          1206338
5/31/91                     1215140             1186972          1216953
6/30/91                     1215140             1186379          1218049
7/31/91                     1233435             1202869          1238634
8/31/91                     1255271             1228851          1261177
9/30/91                     1277697             1253797          1284761
10/31/91                    1301146             1267714          1306088
11/30/91                    1306558             1279377          1315492
12/31/91                    1340079             1317375          1341933
1/31/92                     1306209             1299458          1326367
2/29/92                     1323463             1307905          1338967
3/31/92                     1319009             1300581          1330398
4/30/92                     1323600             1309945          1343436
5/31/92                     1353772             1334703          1367617
6/30/92                     1376728             1353122          1383755
7/30/92                     1377396             1380725          1395932
8/31/92                     1394764             1394671          1414079
9/30/92                     1401444             1411267          1425109
10/31/92                    1370904             1392497          1412568
11/30/92                    1370225             1392776          1416947
12/31/92                    1394657             1414921          1435226
1/31/93                     1424434             1442087          1454027
2/28/93                     1448671             1467324          1468713
3/31/93                     1455595             1473487          1477672
4/30/93                     1466836             1483801          1485356
5/31/93                     1464728             1485730          1493823
6/30/93                     1492828             1512622          1505176
7/31/93                     1502092             1521244          1511196
8/31/93                     1526319             1547866          1518299
9/30/93                     1528457             1552045          1519665
10/31/93                    1534249             1557787          1524072
11/30/93                    1521216             1544546          1521024
12/31/93                    1534293             1552887          1533345
1/31/94                     1554760             1573851          1548525
2/28/94                     1531260             1546466          1537685
3/31/94                     1495632             1508268          1497705
4/30/94                     1482533             1496202          1486622
5/31/94                     1487156             1496052          1492569
6/30/94                     1483303             1492761          1489285
7/31/94                     1505967             1522467          1519071
8/30/94                     1510656             1524294          1523932
9/30/94                     1496589             1501887          1502292
10/31/94                    1496589             1500535          1501391
11/30/94                    1491052             1497234          1496736
12/31/94                    1501556             1507565          1508710
1/31/95                     1528183             1537414          1540997
2/28/95                     1561264             1574005          1580292
3/31/95                     1573366             1583606          1587719
4/30/95                     1592204             1605777          1610265
5/31/95                     1648718             1667920          1660988
6/30/95                     1656908             1680096          1670456
7/31/95                     1658571             1676397          1673309
8/31/95                     1677692             1696629          1690628
9/30/95                     1692657             1713086          1705499
10/31/95                    1712054             1735357          1720677
11/30/95                    1728922             1761387          1740293
12/31/95                    1746366             1786046          1762047
1/31/96                     1761296             1797834          1775356
2/29/96                     1739733             1766552          1760620
3/31/96                     1725069             1754186          1754282
4/30/96                     1714588             1744363          1749370
5/31/96                     1708474             1740874          1744297
6/30/96                     1733804             1764202          1768368
7/31/96                     1740881             1768965          1774911
8/31/96                     1736458             1765958          1774911
9/30/96                     1770072             1796685          1804552
10/31/96                    1806800             1836572          1839921
11/30/96                    1839048             1867977          1866232
12/31/96                    1823653             1850605          1856528
1/31/97                     1832910             1856342          1870266
2/28/97                     1837538             1860983          1876438
3/31/97                     1813292             1840326          1858799
4/30/97                     1844232             1867931          1888354
5/31/97                     1860171             1885676          1906860
6/30/97                     1880786             1908116          1929170
7/31/97                     1928257             1959635          1965439
8/31/97                     1912117             1942978          1960722
9/30/97                     1946307             1971734          1985623
10/31/97                    1970336             2000324          2007663
11/30/97                    1976103             2009525          2014289
12/31/97                    1996954             2029822          2032619

[The above figures are represented as a graph, which is omitted here.]

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statement of Assets and Liabilities
                                December 31, 1997
-------------------------------------------------------------------------------

Assets
   Investments at value (Note 1A) (identified cost, $42,107,026)                                        $ 43,014,774
   Interest receivable                                                                                       353,132
   Miscellaneous receivable                                                                                    2,909
   Receivable for variation margin on open financial futures contracts (Note 6)                                  781
   Prepaid expenses                                                                                            1,518
                                                                                                        ------------
       Total assets                                                                                       43,373,114

Liabilities
   Payable for delayed delivery transactions (Note 7)                                $ 1,996,250
   Distribution payable                                                                1,180,230
   Payable to investment adviser (Note 2)                                                  3,620
   Options written, at value (premiums received, $65,934) (Note 6)                        37,867
   Accrued accounting, custody and transfer agent fees                                    10,908
   Accrued trustees fees (Note 2)                                                          1,237
   Accrued expenses and other liabilities                                                 18,230
                                                                                     -----------
       Total liabilities                                                                                   3,248,342
                                                                                                        ------------
Net Assets                                                                                              $ 40,124,772
                                                                                                        ============
Net Assets consist of
   Paid-in capital                                                                                      $ 41,099,182
   Distributions in excess of net investment income                                                          (21,338)
   Accumulated net realized loss                                                                          (1,886,361)
   Net unrealized appreciation                                                                               933,289
                                                                                                        ------------
       Total Net Assets                                                                                 $ 40,124,772
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  1,996,268
                                                                                                        ============
Net asset value, offering price and redemption price per share
   (Net assets/Shares outstanding)                                                                      $      20.10
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                             Statement of Operations
                          Year Ended December 31, 1997
-------------------------------------------------------------------------------

Investment Income
   Interest income                                                $ 3,267,056
                                                                  -----------
       Total investment income                                      3,267,056

Expenses
   Investment advisory fee (Note 2)                 $ 118,095
   Accounting, custody and transfer
     agent fees                                        86,541
   Audit services                                      28,327
   Legal fees                                          12,543
   Registration fees                                    6,840
   Insurance expense                                    5,401
   Trustees fees (Note 2)                               5,301
   Miscellaneous                                        4,930
                                                    ---------
       Total expenses                                 267,978
Deduct:
   Waiver of investment advisory fee (Note 2)         (55,412)
                                                    ---------
       Net expenses                                                   212,566
                                                                  -----------
          Net investment income                                     3,054,490
                                                                  -----------
Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions               287,400
       Financial futures contracts                   (116,300)
       Written option transactions                     12,336
                                                    ---------
          Net realized gain                                           183,436

   Change in unrealized appreciation (depreciation)
       Investment securities                          955,861
       Financial futures contracts                    (69,061)
       Written options                                 23,598
                                                    ---------
          Net change in unrealized appreciation
          (depreciation)                                              910,398
                                                                  -----------
       Net realized and unrealized gain                             1,093,834
                                                                  -----------
Net increase in net assets from operations                        $ 4,148,324
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                       Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                       Year Ended         Year Ended
                                                                                      December 31,       December 31,
                                                                                          1997               1996
                                                                                     ---------------    ---------------
Increase (decrease) in net assets
From operations
   Net investment income                                                              $  3,054,490       $ 3,684,653
   Net realized gain (loss)                                                                183,436          (333,340)
   Change in unrealized appreciation (depreciation)                                        910,398        (1,153,682)
                                                                                      ------------      ------------
   Net increase in net assets from operations                                            4,148,324         2,197,631
                                                                                      ------------      ------------

Distributions to Shareholders
   From net investment income                                                           (3,102,532)       (3,663,175)
                                                                                      -------------      ------------
   Total distributions to shareholders                                                  (3,102,532)       (3,663,175)
                                                                                      -------------      ------------

Fund Share (principal) Transactions (Note 4)
   Net proceeds from sale of shares                                                             -             70,000
   Net asset value of shares issued to shareholders in payment of distributions
      declared                                                                             367,563           402,234
   Cost of shares redeemed                                                             (11,905,839)       (3,590,133)
                                                                                      ------------      ------------
   Net decrease in net assets from Fund share transactions                             (11,538,276)       (3,117,899)
                                                                                      ------------      ------------
   Net decrease in net assets                                                          (10,492,484)       (4,583,443)

Net Assets
   At beginning of period                                                               50,617,256        55,200,699
                                                                                      ------------      ------------
   At end of period (including distributions in excess of net investment income
      of $21,338 and $97,839, respectively)                                           $ 40,124,772       $50,617,256
                                                                                      ============      ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                              Financial Highlights
-------------------------------------------------------------------------------

                                                                       Year Ended December 31,
                                                    --------------------------------------------------------------
                                                     1997            1996         1995        1994         1993
                                                    -------        --------    ---------    --------     --------
Net asset value, beginning of period                $ 19.70         $ 20.25     $  18.61     $ 20.24      $ 20.14
                                                    -------        --------    ---------    --------     --------
Income (loss) from investment operations
   Net investment income *                             1.46            1.43         1.32        1.42         1.45
   Net realized and unrealized gain (loss)
      on investments                                   0.37           (0.57)        1.66       (1.86)        0.54
                                                    -------        --------    ---------    --------     --------
Total income (loss) from investment
   operations                                          1.83            0.86         2.98       (0.44)        1.99
                                                    -------        --------    ---------    --------     --------

Less distributions to shareholders
   From net investment income                         (1.43)          (1.41)       (1.34)      (1.19)       (1.48)
   In excess of net investment income                    --              --           --          --        (0.05)
   From net realized gains on investments                --              --           --          --        (0.36)
                                                    -------        --------    ---------    --------     --------
   Total distributions declared  to
      shareholders                                    (1.43)          (1.41)       (1.34)      (1.19)       (1.89)
                                                    -------        --------    ---------    --------     --------
   Net asset value, end of period                   $ 20.10         $ 19.70     $  20.25     $ 18.61      $ 20.24
                                                    =======        ========    =========    ========     ========
Total return                                           9.50%           4.41%       16.32%      (2.16)%      10.02%

Ratios (to average daily net assets)/Supplemental Data

   Expenses *                                          0.45%           0.45%        0.45%       0.45%        0.45%
   Net investment income *                             6.47%           6.99%        6.78%       6.79%        6.75%

   Portfolio Turnover                                   100%            212%         225%        138%         130%

   Net assets, end of period (000's omitted)        $40,125         $50,617     $ 55,201     $53,779      $78,054

----------------

* The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absense of this agreement, the net investment income per share and the ratios would have been:


   Net investment income per share                  $  1.43         $  1.40     $   1.22     $  1.41      $  1.44
   Ratios (to average daily net assets):
          Expenses                                     0.57%           0.51%        0.51%       0.49%        0.48%
          Net investment income                        6.35%           6.93%        6.72%       6.76%        6.72%

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1997
-------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                Rate            Maturity           Value         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 101.6%

Asset Backed -- 8.7%
Advanta Home Equity Loan Trust 97-1 A5                   7.350%        05/25/2027           475,000    $     490,584
Advanta Home Trust 97-2 M1                               7.550%        06/25/2027           400,000          411,124
Continental Mortgage Home Equity 1996-4 A9               6.880%        01/15/2028           550,000          558,420
Greentree Financial Corp.                                7.240%        11/15/2028           500,000          509,764
Greentree Home Equity 1997-D M2                          7.450%        09/15/2028           500,000          516,170
Greentree Home Equity 1997-M1                            7.220%        03/15/2028           500,000          509,646
World Omni Auto Lease                                    7.300%        06/25/2003           500,000          509,295
                                                                                                       --------------
Total Asset Backed (Cost $3,444,407)                                                                       3,505,003
                                                                                                       --------------
Collateralized Mortgage Obligations -- 2.5%
Norwest Asset Sec 1997-12                                6.750%        09/25/2027           500,000          501,639
Norwest Asset Sec Pac 1997-14 A                          6.750%        10/25/2027           500,000          502,186
                                                                                                       --------------
Total Collateralized Mortgage Obligations (Cost $983,594)                                                  1,003,825
                                                                                                       --------------
Non-Agency -- 36.3%

Pass Thru Securities -- 36.3%
Chase 1997-1 E Non Erisa                                 7.370%        12/19/2007           500,000          502,811
Chase Comm Cert 1996 1A1                                 7.600%        12/18/2005           481,317          507,336
Chase Commercial Mortage Sec 6.6                         6.600%        12/25/2007           425,000          409,869
CSFB 1995-A 144A                                         7.542%        11/15/2005         1,100,000        1,124,061
FDIC Remic Trust 1994-C1 2C                              8.450%        09/25/2025           500,000          515,623
FDIC Remic Trust 1994-C1 Non Erisa                       8.700%        09/25/2025           500,000          512,498
First Union/Lehman 1997 C1-D                             7.500%        10/18/2008           400,000          410,249
GE Capital 96-A Erisa                                    7.250%        12/25/2011           475,367          487,546
GMAC Mortgage Corp. 1997-C1 E                            7.085%        11/15/2010           400,000          404,530
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2                               7.054%        09/25/2025           575,000          582,769
Merrill Lynch Mortgage Investments 1996-C2 E             6.960%        11/21/2028           700,000          680,967
Midstate Trust II A3                                     9.350%        04/01/1998            50,000           50,359
Morgan Stanley Capital I                                 7.490%        05/15/2009           475,000          480,639
Mortgage Capital Funding 1996                            7.800%        04/15/2006           497,000          528,371
Mortgage Capital Funding 97-mc2 D                        7.117%        11/20/2007           800,000          804,248
Resolution Trust Corp. 1991-6 C-1                        9.000%        09/25/2028           433,213          445,666
Resolution Trust Corp. 1992-C2 A1                        9.000%        10/25/2021            25,152           25,151
Resolution Trust Corp. 1994-C2 D Al 1                    8.000%        04/25/2025           695,485          710,914
Resolution Trust Corp. 1995 C1 Cl C                      6.900%        02/25/2027           900,000          896,623
Resolution Trust Corp. 1995-1 A2C Erisa                  7.500%        10/25/2028         1,000,000        1,014,373
Resolution Trust Corp. 1995-C1 D                         6.900%        02/25/2027           546,000          542,415
Resolution Trust Corp. P-T Ser. 1992-5 Sr. A6            9.239%        05/25/2026         1,575,439        1,590,699
Resolution Trust Corp. P-T Ser. 1992-M4 A1               8.000%        09/25/2021           219,685          220,165
Sears Credit Account 1987-B                              8.000%        05/25/2017            95,896           95,664
Structured Asset Security Corp. 1994-C1 D                6.870%        08/25/2026           825,000          827,093
Structured Asset Security Corp. 1996-CFL C               6.525%        02/25/2028           200,000          200,390
                                                                                                       --------------
Total Non-Agency (Cost $14,114,409)                                                                       14,571,029
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1997
-------------------------------------------------------------------------------


                                                                                            Par            Value
Security                                                Rate            Maturity           Value         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency -- 35.6%

Pass Thru Securities -- 35.6%
FHA #113 Puttable Project 8/3                            7.430%        06/01/2024         3,791,444    $   3,869,551
FHA Insured Project Mtg. Series #15                      7.450%        05/01/2021         1,384,208        1,410,788
FHLMC+                                                   6.500%        12/01/2023           924,417          918,925
FNMA++                                                                 03/20/1998           100,000           98,816
FNMA                                                     8.000%        07/25/2023           975,000        1,057,912
FNMA                                                     7.000%        10/01/2023 -
                                                                       01/01/2028         4,794,276        4,832,000
FNMA P/O Trust 108                                       5.567%        03/01/2020         1,036,911          844,107
GNMA+                                                    7.000%        11/15/2022 -
                                                                       05/15/2024         1,219,836        1,233,770
                                                                                                       -------------
Total U.S. Government Agency (Cost $14,160,193)                                                           14,265,869
                                                                                                       -------------
U.S. Treasury Obligations -- 18.5%

Treasury Bonds -- 9.6%
U.S. Treasury Bond+                                      8.125%        08/15/2019         1,600,000        2,001,998
U.S. Treasury Bond+                                      7.625%        02/15/2025         1,525,000        1,850,723
                                                                                                       -------------
                                                                                                           3,852,721
                                                                                                       -------------
Treasury Notes -- 8.9%
U.S. Treasury Note                                       5.625%        11/30/1998           950,000          949,998
U.S. Treasury Note                                       6.375%        05/15/2000         1,000,000        1,014,998
U.S. Treasury Note                                       5.750%        08/15/2003           875,000          875,541
U.S. Treasury Note                                       6.250%        10/31/2001           725,000          737,345
                                                                                                       -------------
                                                                                                           3,577,882
                                                                                                       -------------
Total U.S. Treasury Obligations (Cost $7,148,696)                                                          7,430,603
                                                                                                       --------------
TOTAL BONDS AND NOTES (COST $39,851,299)                                                                  40,776,329
                                                                                                       --------------
PURCHASED OPTIONS -- 0.1%
UST Put, 6.125%, Strike Price 100.7187, 2/19/98                                               8,000            7,875
UST Call, 6.125%, Strike Price 104.21875, 3/19/98                                            20,000           13,125
UST Call, 5.75%, Strike Price 100.1562, 3/23/98                                              10,000            6,250
                                                                                                       --------------
Total Purchased Options (Cost $44,532)                                                                        27,250
                                                                                                       --------------

SHORT-TERM INVESTMENTS -- 5.5%

Repurchase Agreements -- 5.5%
Prudential-Bache Repurchase Agreement, dated 12/31/97, due 1/2/98, with a maturity value of $2,211,941 and an effective yield of 6.07%, collateralized by a U.S. Treasury Bond with a rate of 11.25%, with a maturity date of 2/15/15 and
with an aggregate market value of $2,255,427.                                                              2,211,195
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,211,195)                                                             2,211,195
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                   Schedule of Investments - December 31, 1997
-------------------------------------------------------------------------------

                                                    Par           Value
Security                                           Value        (Note 1A)
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 107.2% (COST $42,107,026)                $  43,014,774

Other Assets, Less Liabilities -- (7.2)%                         (2,890,002)
                                                              -------------
NET ASSETS -- 100%                                            $  40,124,772
                                                              =============
Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
FNMA - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
GNMA - Government National Mortgage Association
FDIC - Federal Depository Insurance Corporation
FHA - Federal Housing Authority
REMIC - Real Estate Mortgage Conduit
+  Denotes all or part of security pledged as a margin deposit (Note 6).
++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
-------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Securitized Fund (the "Fund") is a separate diversified investment series of the Trust.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment security valuations

         Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B. Repurchase agreements

         It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C. Securities transactions and income

         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D. Federal taxes

         As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $1,636,907 and $234,501 which expire on December 31, 2002 and December 31, 2004, respectively. The Fund elected to defer to its fiscal year ending December 31, 1998, $3,241 of losses recognized during the period of November 1, 1997 to December 31, 1997.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
-------------------------------------------------------------------------------

         E. Distributions to shareholders

         Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities, futures and options transactions and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(2)      Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.25% of the Fund's average daily net assets up to the first $500,000,000 and 0.20% of assets in excess of this amount. SA&W voluntarily agreed to limit the Fund's total operating expenses to 0.45% of the Fund's average daily net assets, for the year ended December 31, 1997. Pursuant to this agreement, SA&W voluntarily did not impose $55,412 of its investment advisory fee. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain trustees and officers of the Trust are directors or officers of SA&W.

(3)      Purchases and Sales of Investments:

         Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                                        Purchases           Sales
                                                                       -----------      ------------
         U.S. Government Securities..................................  $13,993,897       $12,871,865
                                                                       ===========      ============
         Investments (non-U.S. Government Securities)................  $36,216,221       $53,998,377
                                                                       ===========      ============

(4)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                       Year Ended           Year Ended
                                                                    December 31, 1997   December 31, 1996
                                                                   -------------------- -------------------
         Shares sold...............................................            -                3,450
         Shares issued to shareholders in payment of distributions
            declared...............................................       18,431               20,413
         Shares redeemed...........................................     (591,543)            (179,930)
                                                                       ---------            ---------
         Net increase/(decrease)...................................     (573,112)            (156,067)
                                                                       =========            =========

         At December 31, 1997, one shareholder, Allendale Mutual Insurance Co., was record owner of approximately 75% of the total outstanding shares of the Fund.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
-------------------------------------------------------------------------------

(5)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31,1997, as computed on a federal income tax basis, were as follows:

         Aggregate Cost......................................    $42,110,484
                                                                ============

         Gross unrealized appreciation.......................      1,112,205
         Gross unrealized depreciation.......................      (207,915)
                                                                ============
         Net unrealized appreciation (depreciation)..........    $   904,290
                                                                ============
(6)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         The Fund trades the following financial instruments with off-balance sheet risk:

         Options

         Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

         Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
         (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of written option transactions for the year ended December 31, 1997 is as follows:

                                                   Number of
         Written Put Option Transactions           Contracts        Premiums
         ---------------------------------        ------------     ---------
         Outstanding, beginning of period.........         0              $0
         Options written..........................         6          57,242
         Options exercised........................         -               -
         Options expired..........................        (1)         (7,852)
         Options closed...........................         -               -
                                                   ----------      ---------

         Outstanding, end of period...............         5        $ 49,390
                                                   ==========      =========

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
-------------------------------------------------------------------------------

                                                   Number of
         Written Call Option Transactions          Contracts        Premiums
         ---------------------------------        ------------     ----------
         Outstanding, beginning of period.......           1         $  4,555
         Options written........................           7           41,317
         Options exercised......................           -                -
         Options expired........................          (1)          (5,469)
         Options closed.........................          (3)         (23,859)
                                                   ----------       ---------
         Outstanding, end of period.............           4        $  16,544
                                                   ==========       ==========

         Forward foreign currency and cross currency exchange contracts

         The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparts to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities. At December 31, 1997, there were no open forward foreign currency contracts.

         Futures Contracts

         The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with changes in value of the hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. At December 31, 1997, the Fund held the following futures contracts:

                                                                                    Underlying
                                                                 Expiration        Face/amount        Unrealized
         Contract                                 Position          Date             at value         Gain/(Loss)
         ----------                               ----------    -------------     ---------------     ------------
         US Bond (CBT) (5 Contracts)...............Long            3/20/98          $  602,344        $   2,794
         US 10 Yr. Note (7 Contracts)..............Short           3/20/98             785,094           (5,320)
                                                                                                     ----------
                                                                                                      $  (2,526)
                                                                                                     ==========

         At December 31, 1997, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Investment Trust
                            Standish Securitized Fund

                          Notes to Financial Statements
-------------------------------------------------------------------------------

(7)      Delayed Delivery Transactions:

         The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

         At December 31, 1997, the Fund had entered into the following delayed delivery transactions:

         When Issued

         Type                 Security        Settlement Date          Amount
         -----               ----------     -------------------      ----------
         Buy..............     FNMA               1/14/98            $1,996,250

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Securitized Fund:

We have audited the accompanying statement of assets and liabilities of Standish, Ayer & Wood Investment Trust: Standish Securitized Fund (the "Fund"), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Securitized Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
Boston, Massachusetts
February 19, 1998

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                                       18

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                              One Financial Center
                                Boston, MA 02111
                                 (800) 221-4795
                                                                          98-058